SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of variable interest entities

			Percentage
	Date of	Place of	of
Name of Branch Offices/Subsidiaries of Mingda	Formation	Formation	Ownership
Tianjin Mingda Jiahe Real Estate Co., Ltd. Yangzhou Branch	October 18, 2017	Yangzhou, China	N/A
Tianjin Mingdajiahe Real Estate Co., Ltd. Suzhou Branch	October 13, 2017	Suzhou, China	N/A
Tianjin Mingdajiahe Real Estate Co., Ltd. Chengdu Branch	June 24, 2019	Chengdu, China	N/A
XiShe (Tianjin) Business Management Co., Ltd.	October 20, 2017	Tianjin, China	100%
XiShe (Tianjin) Culture and Media Co., Ltd.	July 25, 2018	Tianjin, China	100%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.	March 9, 2018	Tianjin, China	51%

Schedule of basic and diluted loss per share

	December 31,	December 31,	December 31,
	2019	2018	2017
Numerator for earnings per share:
Net income (loss) attributable to the Company’s shareholders	$453,106	$(515,971)	$1,167,002
Denominator for basic and diluted earnings per share:
Basic weighted average ordinary shares *	11,640,661	10,400,408	10,380,000
Per share amount
Per share - basic and diluted	$0.04	$(0.05)	$0.11

* Prior to the formation of MDJM, Mingda Tianjin issued 10,380,000 ordinary shares to its shareholders. Each shareholder of Mingda Tianjin was expected to receive MDJM’s share at a one-to-one ratio. On January 26, 2018, MDJM issued 10,380,000 ordinary shares to entities controlled by the shareholders of Mingda Tianjin. All references to numbers of ordinary shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect such issuance of shares on a retrospective basis from the earliest period presented.

Schedule of foreign currency translation

	December 31,	December 31,	December 31,
US$ Exchange Rate	2019	2018	2017

At end of the period - RMB	6.9668	6.8778	6.5075
Average rate for the period ended - RMB	6.9072	6.6187	6.7588